Trade Accounts Receivable (Detail) - USD ($) $ in Thousands	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Accounts, Notes, Loans and Financing Receivable [Line Items]
Trade accounts receivable, gross	$ 37,565	$ 37,730
Allowance for doubtful receivables	(878)	(1,092)
Reserve for license cancellations and refunds	(970)	(1,231)	$ (1,182)	$ (2,067)
Trade accounts receivable, net	$ 35,717	$ 35,408